ICON EQUITY INCOME FUND

Portfolio of Investments

September 30, 2021

Security Description	Shares	Value
Common Stock (98.01%)

Basic Materials (8.92%)
Eastman Chemical Co	21,100	$2,125,614
International Paper Co	49,100	2,745,672
Neenah Inc	50,700	2,363,127
Total Basic Materials		7,234,413

Communications (5.50%)
Juniper Networks Inc	62,800	1,728,256
Nexstar Media Group Inc	18,000	2,735,280
Total Communications		4,463,536

Consumer, Cyclical (19.06%)
Cummins Inc	13,100	2,941,736
Genuine Parts Co	25,900	3,139,857
Leggett & Platt Inc	45,400	2,035,736
MDC Holdings Inc	61,776	2,886,175
VF Corp	30,000	2,009,700
Whirlpool Corp	12,000	2,446,320
Total Consumer, Cyclical		15,459,524

Consumer, Non-Cyclical (11.33%)
AbbVie Inc	22,561	2,433,655
Altria Group Inc	7,600	345,952
Bristol-Myers Squibb Co	61,500	3,638,955
Philip Morris International Inc	15,000	1,421,850

Rent-A-Center Inc	24,000	1,349,040
Total Consumer, Non-Cyclical		9,189,452

Energy (1.41%)
Baker Hughes Co	46,108	1,140,251

Financial (29.52%)
Bank of America Corp	20,800	882,960
Huntington Bancshares Inc	150,900	2,332,914
JPMorgan Chase & Co	24,353	3,986,343
Kearny Financial Corp	149,400	1,857,042
Lincoln National Corp	70,800	4,867,500
OceanFirst Financial Corp	122,300	2,618,443
Prudential Financial Inc	31,500	3,313,800
US Bancorp	46,000	2,734,240
Webster Financial Corp	24,900	1,356,054
Total Financial		23,949,296

Industrial (9.68%)
Hubbell Inc	10,800	1,951,236
Lockheed Martin Corp	6,800	2,346,680
Packaging Corp of America	12,700	1,745,488
Union Pacific Corp	9,229	1,808,976
Total Industrial		7,852,380

Technology (7.36%)
International Business Machines Corp	5,900	819,687
QUALCOMM Inc	19,800	2,553,804
Texas Instruments Inc	13,500	2,594,835
Total Technology		5,968,326

Utilities (5.24%)
Evergy Inc	29,500	1,834,900
Otter Tail Corp	43,100	2,412,307
Total Utilities		4,247,207
Total Common Stock (Cost $65,381,587)		79,504,385
Preferred Stock (0.74%)
Financial (0.74%)
Annaly Capital Management Inc, 6.950%	4,000	103,360
Argo Group US Inc, 6.500%	18,907	493,473
Total Financial		596,833
Total Preferred Stock (Cost $578,026)		596,833

Corporate Debt (1.63%)	Par Value	Value

Basic Materials (0.03%)
CVR Partners LP / CVR Nitrogen Finance Corp, 9.250%, 6/15/2023 (144A)	24,000	24,060
Consumer, Cyclical (0.82%)
Foot Locker Inc, 8.500%, 1/15/2022	650,000	662,188
Consumer, Non-Cyclical (0.27%)
Conagra Brands Inc, 7.125%, 10/1/2026	175,000	217,679
Financial (0.52%)
JPMorgan Chase & Co, 3M US LIBOR + 3.470%(a),(b)	170,000	170,930
Principal Financial Group Inc, 3M US LIBOR + 3.044%, 5/15/2055(b)	250,000	250,581
Total Financial		421,511
Total Corporate Debt (Cost $1,291,324)		1,325,438

Funds (0.03%)	Par Value	Value

Money Market Funds (0.03%)
First American Government Obligations Fund	20,272	20,272
Total Funds (Cost $20,272)		20,272
Total Investments (Cost $67,271,209)(c) (100.40%)		$81,446,928
Liabilities in Excess of Other Assets (-0.40%)		(324,595)
Net Assets (100.00%)		$81,122,333

3M US LIBOR - 3 Month LIBOR as of September 30, 2021 was 0.130%

(144A) Security was purchased pursuant to Rule 144A or Section 4(a)(2) under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of September 30, 2021, these securities had a total aggregate market value of $24,060, which represented approximately 0.03% of net assets.

(a)	This security has no contractual maturity date, is not redeemable and contractually pays an indefinite stream of interest.

(b)	Floating or variable rate security. The reference rate is described above. The rate in effect as of September 30, 2021 is based on the reference rate plus the displayed spread as of the security’s last reset date.

(c)	Aggregate cost for federal income tax purpose is $67,450,554.

At September 30, 2021, unrealized appreciation/(depreciation) of securities for federal income tax purposes is as follows:

Unrealized appreciation	15,053,964
Unrealized depreciation	(1,057,590)
Net unrealized appreciation	13,996,374